SCHEDULE OF SHORT TERM LOAN (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Extinguishment of Debt [Line Items]
Bank Overdrafts	$ 2,817,062
Short-Term Debt [Member]
Extinguishment of Debt [Line Items]
Bank Overdrafts	2,817,062	¥ 19,700,000
Short-Term Debt [Member] | ABC Limited Wuxi Liangxi Sub Branch [Member]
Extinguishment of Debt [Line Items]
Bank Overdrafts	$ 500,494	¥ 3,500,000
Debt Instrument, Issuance Date	Dec. 27, 2025
Debt Instrument, Maturity Date	Oct. 25, 2026
Short-Term Debt, Percentage Bearing Fixed Interest Rate	3.05%	3.05%
Short-Term Debt [Member] | Bank of China Limited Wuxi Huishan Sub Branch [Member]
Extinguishment of Debt [Line Items]
Bank Overdrafts	$ 714,990	¥ 5,000,000
Debt Instrument, Issuance Date	Apr. 29, 2025
Debt Instrument, Maturity Date	Apr. 15, 2026
Short-Term Debt, Percentage Bearing Fixed Interest Rate	3.01%	3.01%
Short-Term Debt [Member] | Bank of Nanjing Co Ltd Wuxi Branch [Member]
Extinguishment of Debt [Line Items]
Bank Overdrafts	$ 571,992	¥ 4,000,000
Debt Instrument, Issuance Date	Sep. 25, 2025
Debt Instrument, Maturity Date	Sep. 23, 2026
Short-Term Debt, Percentage Bearing Fixed Interest Rate	3.10%	3.10%
Short-Term Debt [Member] | China Construction Bank Tianjin Wuqing Sub Branch [Member]
Extinguishment of Debt [Line Items]
Bank Overdrafts	$ 714,990	¥ 5,000,000
Debt Instrument, Issuance Date	Jul. 08, 2025
Debt Instrument, Maturity Date	Jul. 08, 2026
Short-Term Debt, Percentage Bearing Fixed Interest Rate	3.45%	3.45%
Short-Term Debt [Member] | ICBC Limited Wuxi Xishan Sub Branch [Member]
Extinguishment of Debt [Line Items]
Bank Overdrafts	$ 314,596	¥ 2,200,000
Debt Instrument, Issuance Date	Dec. 30, 2025
Debt Instrument, Maturity Date	Dec. 30, 2026
Short-Term Debt, Percentage Bearing Fixed Interest Rate	270.00%	270.00%